As filed with the Securities and Exchange Commission on August 26, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
June 30, 2011
(Unaudited)
Shares		Value
COMMON STOCKS - 67.51%
	AEROSPACE & DEFENSE - 2.56%
2,196,700	ITT Corporation (f)	$129,451,531
	ALTERNATIVE CARRIERS - 0.11%
2,400,300	Level 3 Communications, Inc. (a)	5,856,732
	APPAREL, ACCESSORIES & LUXURY GOODS - 0.42%
196,100	VF Corporation	21,288,616
	APPLICATION SOFTWARE - 1.48%
6,684,792	Lawson Software, Inc. (a)(g)	75,003,366
	BIOTECHNOLOGY - 4.43%
2,740,638	Cephalon Inc. (a)(g)	218,976,976
671,680	Savient Pharmaceuticals Inc. (a)	5,030,883
		224,007,859
	BROADCASTING & CABLE TV - 0.69%
962,200	Cablevision Systems Corporation (f)	34,841,262
	CABLE & SATELLITE TV - 1.40%
2,916,700	Comcast Corporation Special Class A	70,671,641
	COMPUTER STORAGE & PERIPHERALS - 0.12%
223,900	EMC Corp. (a)	6,168,445
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 5.92%
3,267,214	Bucyrus International Inc. (g)	299,472,835
	DIVERSIFIED CHEMICALS - 1.26%
3,376,100	Huntsman Corporation (f)	63,639,485
	DIVERSIFIED METALS & MINING - 0.50%
1,000,000	Hillgrove Resources Ltd. (a)(b)(g)	273,500
565,885	Pilot Gold Inc. (a)(b)	1,290,836
326,471	Rio Tinto plc - ADR (b)	23,610,383
		25,174,719
	DIVERSIFIED SUPPORT SERVICES - 0.67%
999,100	Iron Mountain Inc. (f)	34,059,319
	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.41%
1,754,700	L-1 Identity Solutions, Inc. (a)(h)	20,617,725
	ELECTRIC UTILITIES - 2.79%
577,800	American Electric Power Co. Inc. (h)	21,771,504
2,128,668	DPL Inc. (h)	64,200,627
1,145,600	Progress Energy Inc. (f)	55,000,256
		140,972,387
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.04%
112,366	SunPower Corp. Class B (a)	1,868,647
	FOOTWEAR - 0.20%
236,700	The Timberland Company (a)	10,170,999
	GAS UTILITIES - 0.07%
61,400	Nicor Inc.	3,361,036
	GENERAL MERCHANDISE STORES - 0.94%
908,100	Family Dollar Stores, Inc. (f)	47,729,736
	HEALTH CARE EQUIPMENT - 1.33%
969,100	Gen-Probe Inc. (a)(f)	67,013,265
	HEALTH CARE FACILITIES - 0.37%
735,400	Community Health Systems, Inc. (a)	18,885,072
	HOTELS, RESORTS & CRUISE LINES - 0.40%
575,100	Marriott International Inc.	20,410,299
	HOUSEHOLD PRODUCTS - 1.06%
610,900	Colgate-Palmolive Company (f)	53,398,769
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.08%
1,438,810	Constellation Energy Group Inc. (f)	54,617,227
	INDUSTRIAL REITS - 0.86%
1,218,805	ProLogis, Inc. (f)	43,681,971
	INTEGRATED OIL & GAS - 1.08%
1,039,100	Marathon Oil Corp. (f)	54,739,788
	INTEGRATED TELECOMMUNICATION SERVICES - 1.82%
2,923,100	AT&T Inc. (f)	91,814,571
	INTERNET SOFTWARE & SERVICES - 1.12%
828,488	Savvis, Inc. (a)(h)	32,750,131
1,566,600	Yahoo! Inc. (a)	23,561,664
		56,311,795
	IT CONSULTING & OTHER SERVICES - 0.59%
756,238	Telvent GIT, S.A. - ADR (a)(b)(h)	30,098,272
	METAL & GLASS CONTAINERS - 0.39%
783,700	Graham Packaging Co. Inc. (a)	19,764,914
	OIL & GAS EXPLORATION & PRODUCTION - 1.71%
4,896,279	EXCO Resources Inc. (f)	86,419,324
	OIL & GAS REFINING & MARKETING - 0.57%
688,600	Sunoco, Inc. (f)	28,721,506
	OIL & GAS STORAGE & TRANSPORTATION - 1.63%
1,844,700	El Paso Corporation (f)	37,262,940
1,487,000	Williams Companies, Inc.	44,981,750
		82,244,690
	PACKAGED FOODS & MEATS - 0.85%
2,271,000	Sara Lee Corp. (f)	43,126,290
	PAPER PACKAGING - 1.58%
2,675,100	Temple-Inland Inc. (f)	79,557,474
	PERSONAL PRODUCTS - 0.64%
478,600	Mead Johnson Nutrition Co. (f)	32,329,430
	PHARMACEUTICALS - 0.19%
244,700	Forest Laboratories, Inc. (a)	9,626,498
	PIPELINE TRANSPORTATION OF CRUDE OIL - 0.16%
196,300	Southern Union Company	7,881,445
	REGIONAL BANKS - 4.04%
750,000	Danvers Bancorp, Inc.	16,814,175
21,904,000	Marshall & Ilsley Corporation (g)	174,574,880
1,593,700	Sterling Bancshares, Inc.	13,004,592
		204,393,647
	SEMICONDUCTOR EQUIPMENT - 4.06%
2,731,191	Varian Semiconductor Equipment Assoc., Inc. (a)(g)	167,804,375
2,504,428	Verigy Ltd. (a)(b)(h)	37,491,287
		205,295,662
	SEMICONDUCTORS - 3.35%
6,884,589	National Semiconductor Corporation (g)	169,429,735
	SPECIALTY CHEMICALS - 5.31%
2,000,110	The Lubrizol Corporation (f)	268,554,770
	SPECIALIZED FINANCE - 4.08%
4,310,500	NYSE Euronext (f)	147,720,835
1,282,670	TMX Group Inc. (b)	58,251,802
		205,972,637
	SPECIALIZED REITS - 0.56%
686,100	Nationwide Health Properties, Inc.	28,411,401
	SPECIALTY STORES - 1.57%
285,800	Barnes & Noble, Inc.	4,738,564
1,477,805	BJ's Wholesale Club, Inc. (a)(f)	74,407,482
		79,146,046
	TRUCKING - 3.10%
2,124,625	Dollar Thrifty Automotive Group, Inc. (a)(f)(i)	156,669,848
	TOTAL COMMON STOCKS
	(Cost $3,313,782,257)	3,412,872,686

EXCHANGE TRADED FUNDS - 0.13%
50,700	SPDR S&P 500 ETF Trust	6,690,879
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $6,603,168)	6,690,879

RIGHTS - 0.10%
2,127,813	Sanofi (a)(b)	5,128,029
	TOTAL RIGHTS
	(Cost $0)	5,128,029

WARRANTS - 0.01%
142,642	Kinross Gold Corporation Class D (a)(b)(j)	362,355
	TOTAL WARRANTS
	(Cost $540,028)	362,355

Principal Amount
CONVERTIBLE BONDS - 0.47%
	Telvent GIT, S.A. - ADR
$18,412,000	5.500%, 4/15/2015 (Acquired 06/01/2011, Cost $23,761,281) (j)	23,958,615
	TOTAL CONVERTIBLE BONDS
	(Cost $23,761,281)	23,958,615

CORPORATE BONDS - 2.31%
	Level 3 Financing, Inc.
20,026,000	9.250%, 11/1/2014	20,701,878
	Warner Music Group
2,893,000	7.375%, 4/15/2014	2,943,627
	Washington Mutual, Inc.
11,636,000	4.000%, 1/15/2009 (d)	12,770,510
5,747,000	4.200%, 1/15/2010 (d)	6,350,435
9,377,000	5.500%, 8/24/2011 (d)	10,689,780
20,154,000	5.000%, 3/22/2012 (d)	22,572,480
36,099,000	5.250%, 9/15/2017 (d)	40,791,870
	TOTAL CORPORATE BONDS
	(Cost $116,432,800)	116,820,580

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.17%
	American Electric Power Co. Inc.
5,778	Expiration: August 20, 2011, Exercise Price: $33.00	57,780
	ASX Ltd.
5,156	Expiration: September 2011, Exercise Price: AUD 26.50	141,008
	AT&T Inc.
30,184	Expiration: August 20, 2011, Exercise Price: $26.00	211,288
	Barnes & Noble, Inc.
10,487	Expiration: July 16, 2011, Exercise Price: $15.00	52,435
	BJ's Wholesale Club, Inc.
3,042	Expiration: July 16, 2011, Exercise Price: $45.00	15,210
	Blackboard Inc.
7,358	Expiration: July 16, 2011, Exercise Price: $35.00	183,950
	Cablevision Systems Corporation
9,622	Expiration: July 16, 2011, Exercise Price: $32.00	72,165
	Colgate-Palmolive Company
6,109	Expiration: August 20, 2011, Exercise Price: $80.00	244,360
	Community Health Systems, Inc.
7,354	Expiration: July 16, 2011, Exercise Price: $22.00	128,695
	Constellation Energy Group Inc.
7,073	Expiration: July 16, 2011, Exercise Price: $25.00	17,683
6,576	Expiration: October 22, 2011, Exercise Price: $30.00	115,080
	Deutsche Borse AG
293	Expiration: July 16, 2011, Exercise Price: EUR 60.00	322,921
	El Paso Corporation
18,447	Expiration: July 16, 2011, Exercise Price: $17.00	36,894
	Energy Select Sector SPDR Fund
846	Expiration: September 17, 2011, Exercise Price: $78.00	410,310
	Family Dollar Stores, Inc.
9,081	Expiration: July 16, 2011, Exercise Price: $43.00	22,702
	Forest Laboratories, Inc.
2,447	Expiration: July 16, 2011, Exercise Price: $34.00	12,235
	Gen-Probe Inc.
9,691	Expiration: July 16, 2011, Exercise Price: $60.00	290,730
	Huntsman Corporation
4,894	Expiration: August 20, 2011, Exercise Price: $14.00	48,940
13,717	Expiration: August 20, 2011, Exercise Price: $15.00	205,755
	Iron Mountain Inc.
2,541	Expiration: July 16, 2011, Exercise Price: $25.00	6,353
9,744	Expiration: July 16, 2011, Exercise Price: $27.50	24,360
	ITT Corporation
6,379	Expiration: July 16, 2011, Exercise Price: $50.00	31,895
9,568	Expiration: July 16, 2011, Exercise Price: $55.00	95,680
	Marathon Oil Corp.
2,150	Expiration: July 16, 2011, Exercise Price: $46.00	43,000
4,057	Expiration: July 16, 2011, Exercise Price: $47.00	68,969
4,184	Expiration: July 16, 2011, Exercise Price: $48.00	104,600
	Marriott International Inc.
5,751	Expiration: July 16, 2011, Exercise Price: $32.00	71,887
	Materials Select Sector SPDR
636	Expiration: September 17, 2011, Exercise Price: $39.00	101,442
	Mead Johnson Nutrition Co.
4,786	Expiration: July 16, 2011, Exercise Price: $60.00	43,074
	Nationwide Health Properties, Inc.
6,861	Expiration: September 17, 2011, Exercise Price: $35.00	171,525
	Progress Energy Inc.
8,510	Expiration: July 16, 2011, Exercise Price: $43.00	63,825
2,946	Expiration: October 22, 2011, Exercise Price: $42.00	58,920
	ProLogis, Inc.
27,303	Expiration: July 16, 2011, Exercise Price: $12.00	136,515
	Sara Lee Corp.
4,116	Expiration: July 16, 2011, Exercise Price: $16.00	20,580
	Seagate Technology LLC
3,537	Expiration: July 16, 2011, Exercise Price: $12.00	1,768
	Semiconductor HOLDRs Trust
904	Expiration: November 19, 2011, Exercise Price: $37.00	357,080
	SPDR S&P 500 ETF Trust
9,529	Expiration: August 20, 2011, Exercise Price: $132.00	2,772,939
7,136	Expiration: September 17, 2011, Exercise Price: $120.00	820,640
	Sunoco, Inc.
6,886	Expiration: August 20, 2011, Exercise Price: $34.00	137,720
	Technology Select Sector SPDR Fund
2,240	Expiration: September 17, 2011, Exercise Price: $26.00	215,040
	Temple-Inland Inc.
19,121	Expiration: July 16, 2011, Exercise Price: $26.00	47,803
	VF Corporation
1,961	Expiration: July 16, 2011, Exercise Price: $85.00	9,805
	Williams Companies, Inc.
14,870	Expiration: August 20, 2011, Exercise Price: $22.00	148,700
	Yahoo! Inc.
15,666	Expiration: July 16, 2011, Exercise Price: $14.00	219,324
	TOTAL PURCHASED PUT OPTIONS
	(Cost $19,536,551)	8,363,585

Shares
SHORT-TERM INVESTMENTS - 25.81%
281,000,000	BlackRock Liquidity Funds TempFund Portfolio 0.08% (c)(e)	281,000,000
181,073,072	Fidelity Institutional Government Portfolio 0.01% (c)(e)	181,073,072
281,000,000	Fidelity Institutional Money Market Portfolio 0.13% (c)(h)	281,000,000
281,000,000	Fidelity Institutional Prime Money Market Portfolio 0.08% (c)(h)	281,000,000
281,000,000	Goldman Sachs Financial Square Money Market Fund 0.10% (c)(h)	281,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,305,073,072)	1,305,073,072
	TOTAL INVESTMENTS
	(Cost $4,785,729,157) - 96.51%	$4,879,269,801

ADR	American Depository Receipt
AUD	Australian Dollars
EUR	Euros
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2011.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Affiliated company.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of June 30, 2011 these securities represented 0.47% of total net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(k)	The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$4,800,981,062
Gross unrealized appreciation	149,129,191
Gross unrealized depreciation	(70,840,452)
Net unrealized appreciation	$78,288,739

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2011. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks *	$3,412,872,686	$-	$-	$3,412,872,686
Exchange Traded Funds	6,690,879	-	-	6,690,879
Rights	5,128,029	-	-	5,128,029
Warrants	-	362,355	-	362,355
Convertible Bonds	-	23,958,615	-	23,958,615
Corporate Bonds	-	116,820,580	-	116,820,580
Purchased Put Options	7,899,656	463,929	-	8,363,585
Short-Term Investments	1,305,073,072	-	-	1,305,073,072

Total Investments in Securities	$4,737,664,322	$141,605,479	$-	$4,879,269,801

Securities Sold Short	$423,106,542	$29,467,917	$-	$452,574,459
Options Written	75,484,012	5,597,419	-	81,081,431
Swap Contracts **	-	3,487,858	-	3,487,858
Forward Currency Exchange Contracts **	-	(10,695,253)	-	(10,695,253)

*Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund did not invest in Level 3 Securities at June 30, 2011. The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. For further information regarding security characteristics, see the Schedule of Investments.

(l) Disclosures about Derivative Instruments and Hedging Activities at June 30, 2011

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities intended to improve financial reporting of derivative instruments. Fair Values of derivative instruments as of June 30, 2011 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Schedule of Investments	$8,363,585	N/A	$-
Written Options	N/A	-	Schedule of Written Options	81,081,431
Swap Contracts	Schedule of Swap Contracts	3,487,858	Schedule of Swap Contracts	-
Foreign Exchange Contracts:
Forward Foreign Currency Exchange Contracts	Schedule of Forward Contracts	4,096,400	Schedule of Forward Contracts	14,791,653
Total		$15,947,843		$95,873,084

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2011
(Unaudited)

Shares		Value
51,449	AGL Resources Inc.	$2,094,489
2,750,979	Bank of Montreal (a)	174,824,715
2,917,200	Comcast Corporation Class A	73,921,848
376,902	Comerica Incorporated	13,029,502
333,144	Deutsche Borse AG (a)	25,315,041
71,995	Exelon Corporation	3,084,266
150,000	Global Crossing Ltd. (a)	5,757,000
1,682,998	Johnson & Johnson	112,138,157
7,429	Kinross Gold Corporation (a)	117,314
205,100	Nissan Motor Co., Ltd. (a)	2,145,136
669,700	People's United Financial Inc.	9,000,768
327,293	Rio Tinto Ltd. (a)	29,350,603
17,915	VMware Inc.	1,795,620
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $406,899,734)	$452,574,459

(a)	Foreign security.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2011
(Unaudited)

Contracts (100 Shares per contract)
CALL OPTIONS WRITTEN
	American Electric Power Co. Inc.
5,778	Expiration August 2011, Exercise Price $38.00	$317,790
	ASX Ltd.
5,156	Expiration September 2011, Exercise Price AUD 30.00	740,973
	AT&T Inc.
29,231	Expiration August 2011, Exercise Price $30.00	4,121,571
	Barnes & Noble, Inc.
2,858	Expiration July 2011, Exercise Price $18.00	42,870
	BJ's Wholesale Club, Inc.
2,240	Expiration July 2011, Exercise Price $42.50	1,758,400
1,882	Expiration July 2011, Exercise Price $47.50	536,370
	British Sky Broadcasting Group
4,870	Expiration September 2011, Exercise Price GBP 8.40	117,270
	Cablevision Systems Corporation
9,622	Expiration July 2011, Exercise Price $35.00	1,467,355
	Colgate-Palmolive Company
6,109	Expiration August 2011, Exercise Price $85.00	2,015,970
	Community Health Systems, Inc.
7,354	Expiration July 2011, Exercise Price $25.00	974,405
	Constellation Energy Group Inc.
6,576	Expiration October 2011, Exercise Price $35.00	2,334,480
	Dollar Thrifty Automotive Group, Inc.
1,733	Expiration July 2011, Exercise Price $60.00	2,382,875
1,707	Expiration July 2011, Exercise Price $75.00	93,885
4,079	Expiration July 2011, Exercise Price $77.50	61,185
936	Expiration August 2011, Exercise Price $70.00	430,560
10,314	Expiration August 2011, Exercise Price $75.00	1,547,100
	El Paso Corporation
2,553	Expiration July 2011, Exercise Price $19.00	334,443
15,894	Expiration July 2011, Exercise Price $20.00	850,329
	EXCO Resources Inc.
1,252	Expiration July 2011, Exercise Price $17.00	125,200
2,382	Expiration July 2011, Exercise Price $18.00	119,100
1,424	Expiration August 2011, Exercise Price $18.00	128,160
1,148	Expiration August 2011, Exercise Price $19.00	63,140
	Exelon Corporation
6,546	Expiration October 2011, Exercise Price $38.00	3,273,000
	Family Dollar Stores, Inc.
9,081	Expiration July 2011, Exercise Price $50.00	2,769,705
	Forest Laboratories, Inc.
2,447	Expiration July 2011, Exercise Price $38.00	415,990
	Foster's Group Limited
12,600	Expiration August 2011, Exercise Price AUD 4.35	1,130,724
45,010	Expiration August 2011, Exercise Price AUD 4.44	3,608,452
	Gen-Probe Inc.
9,691	Expiration July 2011, Exercise Price $65.00	5,233,140
	Genzyme Corporation
9,011	Expiration July 2011, Exercise Price $75.00	1,270,551
	Graham Packaging Co. Inc.
3,915	Expiration July 2011, Exercise Price $25.00	97,875
1,958	Expiration August 2011, Exercise Price $25.00	78,320
	Huntsman Corporation
4,894	Expiration August 2011, Exercise Price $16.00	1,504,905
13,717	Expiration August 2011, Exercise Price $18.00	2,126,135
	Iron Mountain Incorporated
3	Expiration July 2011, Exercise Price $30.00	1,227
9,744	Expiration July 2011, Exercise Price $32.50	1,607,760
	ITT Corporation
12,085	Expiration July 2011, Exercise Price $55.00	4,894,425
9,568	Expiration July 2011, Exercise Price $60.00	406,640
	The Lubrizol Corporation
9,945	Expiration September 2011, Exercise Price $135.00	49,725
	Marathon Oil Corp.
8,105	Expiration July 2011, Exercise Price $50.00	2,553,075
2,286	Expiration July 2011, Exercise Price $52.50	336,042
	Marriott International Inc.
5,751	Expiration July 2011, Exercise Price $35.00	690,120
	Mead Johnson Nutrition Co.
4,786	Expiration July 2011, Exercise Price $65.00	1,349,652
	Nationwide Health Properties, Inc.
6,861	Expiration September 2011, Exercise Price $40.00	1,886,775
	NYSE Euronext
11,390	Expiration September 2011, Exercise Price $34.00	1,765,450
4,717	Expiration September 2011, Exercise Price $35.00	471,700
12,074	Expiration September 2011, Exercise Price $36.00	845,180
6,249	Expiration September 2011, Exercise Price $37.00	281,205
236	Expiration September 2011, Exercise Price $38.00	7,434
	Progress Energy Inc.
8,510	Expiration July 2011, Exercise Price $48.00	255,300
2,946	Expiration October 2011, Exercise Price $48.00	294,600
	ProLogis, Inc.
27,303	Expiration July 2011, Exercise Price $15.00	2,730,300
	Sara Lee Corp.
14,476	Expiration July 2011, Exercise Price $18.00	1,519,980
8,234	Expiration July 2011, Exercise Price $19.00	205,850
	Southern Union Company
490	Expiration July 2011, Exercise Price $35.00	252,350
	Sunoco, Inc.
6,886	Expiration August 2011, Exercise Price $38.00	2,995,410
	Temple-Inland Inc.
2,455	Expiration July 2011, Exercise Price $28.00	472,587
22,584	Expiration July 2011, Exercise Price $29.00	2,314,860
	VF Corporation
1,961	Expiration July 2011, Exercise Price $95.00	2,676,765
	Williams Companies, Inc.
3,426	Expiration August 2011, Exercise Price $26.00	1,524,570
2,853	Expiration August 2011, Exercise Price $27.00	1,027,080
8,591	Expiration August 2011, Exercise Price $28.00	2,452,730
	Yahoo! Inc.
15,666	Expiration July 2011, Exercise Price $15.00	767,634
		78,708,654

PUT OPTIONS WRITTEN
	AT&T Inc.
953	Expiration August 2011, Exercise Price $30.00	37,167
	Barnes & Noble, Inc.
11,443	Expiration July 2011, Exercise Price $17.00	886,832
	Blackboard Inc.
7,358	Expiration July 2011, Exercise Price $40.00	699,010
	Seagate Technology LLC
3,537	Expiration July 2011, Exercise Price $14.00	14,148
	SPDR S&P 500 ETF Trust
7,623	Expiration August 2011, Exercise Price $124.00	735,620
		2,372,777

	TOTAL OPTIONS WRITTEN
	(Premiums received $82,561,466)	$81,081,431

AUD	Australian Dollars
GBP	British Pounds

The Merger Fund
SCHEDULE OF FORWARD CONTRACTS
June 30, 2011
(Unaudited)

							Unrealized
Settlement Date	Currency to be Delivered		U.S. $ Value at June 30, 2011	Currency to be Received		U.S. $ Value at June 30, 2011	Appreciation (Depreciation)
1/12/2012	6,063,803	Australian Dollars	$6,342,651	6,172,951	U.S. Dollars	$6,172,951	$(169,700)
7/13/2011	1,224,771	Australian Dollars	1,311,432	1,295,808	U.S. Dollars	1,295,808	(15,624)
7/25/2011	14,234,685	Australian Dollars	15,217,663	14,964,867	U.S. Dollars	14,964,867	(252,796)
7/25/2011	15,055,097	U.S. Dollars	15,055,097	14,234,685	Australian Dollars	15,217,663	162,566
9/1/2011	25,465,440	Australian Dollars	27,086,903	26,731,893	U.S. Dollars	26,731,893	(355,010)
9/30/2011	48,204,842	Australian Dollars	51,095,435	50,995,661	U.S. Dollars	50,995,661	(99,774)
10/26/2011	6,281,628	Australian Dollars	6,636,125	6,454,373	U.S. Dollars	6,454,373	(181,752)
3/14/2012	59,016,999	Canadian Dollars	60,770,512	60,005,913	U.S. Dollars	60,005,913	(764,599)
7/28/2011	71,698,400	Canadian Dollars	74,287,313	74,537,541	U.S. Dollars	74,537,541	250,228
7/28/2011	74,372,016	U.S. Dollars	74,372,016	71,698,400	Canadian Dollars	74,287,313	(84,703)
7/29/2011	1,697,655	Canadian Dollars	1,758,909	1,733,327	U.S. Dollars	1,733,327	(25,582)
10/25/2011	151,640,022	Swiss Franc	180,526,307	174,822,931	U.S. Dollars	174,822,931	(5,703,376)
7/14/2011	12,013,350	Euros	17,414,839	16,823,244	U.S. Dollars	16,823,244	(591,595)
7/29/2011	6,817,257	Euros	9,877,882	9,468,858	U.S. Dollars	9,468,858	(409,024)
7/29/2011	62,234	U.S. Dollars	62,234	44,232	Euros	64,090	1,856
9/7/2011	132,211,063	Euros	191,340,142	188,234,480	U.S. Dollars	188,234,480	(3,105,662)
9/7/2011	2,904,565	U.S. Dollars	2,904,565	2,034,294	Euros	2,944,096	39,531
9/26/2011	150,945,916	Euros	218,337,758	216,203,588	U.S. Dollars	216,203,588	(2,134,170)
9/26/2011	4,387,851	U.S. Dollars	4,387,851	3,061,576	Euros	4,428,458	40,607
10/26/2011	40,646,408	Euros	58,737,527	58,474,236	U.S. Dollars	58,474,236	(263,291)
10/26/2011	607,679	U.S. Dollars	607,679	411,400	Euros	594,508	(13,171)
7/28/2011	16,465,200	British Pounds	26,416,430	26,718,080	U.S. Dollars	26,718,080	301,650
7/28/2011	4,899,559	U.S. Dollars	4,899,559	3,049,170	British Pounds	4,892,026	(7,533)
8/25/2011	164,200,770	British Pounds	263,343,848	266,643,810	U.S. Dollars	266,643,810	3,299,962
8/25/2011	75,949,178	U.S. Dollars	75,949,178	46,972,984	British Pounds	75,334,887	(614,291)
			$1,388,739,855			$1,378,044,602	$(10,695,253)

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
June 30, 2011
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)	Counterparty

12/31/11	ASX Ltd.	1,734,159	55,745,408	(5,912,158)	JPMorgan Chase & Co. Inc.
12/31/11	British Sky Broadcasting Group	3,217,800	43,826,758	1,129,850	Merrill Lynch & Co. Inc.
12/31/11	British Sky Broadcasting Group	10,909,319	148,586,016	5,168,833	JPMorgan Chase & Co. Inc.
08/30/11	Bulgari SpA	552,900	9,709,919	445,592	JPMorgan Chase & Co. Inc.
08/17/11	Demag Cranes AG	856,064	55,553,075	69,737	JPMorgan Chase & Co. Inc.
12/31/11	Foster's Group Limited	5,761,000	31,736,197	4,027,567	JPMorgan Chase & Co. Inc.
12/31/11	Hillgrove Resources Ltd.	14,159,545	3,552,630	(1,351,860)	JPMorgan Chase & Co. Inc.
12/31/11	Infigen Energy	3,061,928	1,062,489	(2,213,962)	JPMorgan Chase & Co. Inc.
12/31/11	Indophil Resources NL	13,477,075	5,179,240	(5,284,638)	JPMorgan Chase & Co. Inc.
11/30/11	MAN SE	1,557,920	207,953,498	(2,715,209)	JPMorgan Chase & Co. Inc.
12/31/11	Renault SA	63,300	3,709,051	(178,943)	JPMorgan Chase & Co. Inc.
08/30/11	Rhodia SA	4,119,567	186,039,646	2,444,918	JPMorgan Chase & Co. Inc.
12/31/11	Smith & Nephew PLC	2,912,300	30,470,888	(623,419)	Merrill Lynch & Co. Inc.
01/15/12	Synthes, Inc.	1,546,182	271,428,848	7,472,315	JPMorgan Chase & Co. Inc.
08/30/11	Tognum AG	480,534	17,991,097	1,131,510	JPMorgan Chase & Co. Inc.
12/31/11	TMX Group, Inc.	98,200	4,377,108	82,596	JPMorgan Chase & Co. Inc.
12/30/11	Daimler AG	(7,029)	(520,749)	(14,488)	JPMorgan Chase & Co. Inc.
08/03/11	London Stock Exchange PLC	(70,565)	(1,083,504)	(136,766)	JPMorgan Chase & Co. Inc.
08/03/11	London Stock Exchange PLC	(24,550)	(376,958)	(44,315)	JPMorgan Chase & Co. Inc.
12/30/11	Volvo AB	(29,677)	(511,774)	(9,302)	JPMorgan Chase & Co. Inc.
				$3,487,858

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)   /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date   8/17/2011

By (Signature and Title) /s/ Roy Behren
                                                 Roy Behren, Co-President and Treasurer

Date 8/17/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date   8/17/2011

By (Signature and Title)* /s/ Roy Behren
                                                   Roy Behren, Co-President and Treasurer
Date   8/17/2011

* Print the name and title of each signing officer under his or her signature.